Retirement Benefit and Other Post-retirement Obligations - Summary of of Quoted and Non Quoted Market Price (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	48.00%	45.00%
No quoted market price	52.00%	55.00%
Insurance [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	33.00%	33.00%
Equities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	16.00%	15.00%
No quoted market price	0.00%	0.00%
Fixed-interest securities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	8.00%	7.00%
No quoted market price	0.00%	0.00%
Property [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	5.00%	6.00%
Pooled asset investment funds (including LDI) [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	24.00%	23.00%
No quoted market price	0.00%	0.00%
Infrastructure [Member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	11.00%	11.00%
Cash and cash equivalents [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	1.00%	3.00%
Other [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	2.00%	2.00%